Principal Accounting Policies - Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Principal Accounting Policies
Unrecognized tax benefits	$ 0	$ 0	$ 0